Leases - Other (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted potential future rental payments	€ 5,778,000	€ 5,778,000
Leases
Beginning balance	10,006,070	9,061,002
Depreciation charge for the year	(2,821,385)	(2,245,767)	€ (1,903,223)
Additions to right-of-use assets	580,719	2,986,389
Additions due to business combinations		210,667
Derecognition of right-of-use assets		(85,605)
Foreign currency effect	487,512	79,384
Ending Balance	€ 8,252,915	10,006,070	9,061,002
Property and equipment.
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease, lease term	1 year 6 months
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease, lease term	3 years
Buildings
Leases
Beginning balance	€ 9,862,313	8,929,305
Depreciation charge for the year	(2,692,074)	(2,160,175)
Additions to right-of-use assets	466,108	2,888,736
Additions due to business combinations		210,667
Derecognition of right-of-use assets		(85,605)
Foreign currency effect	487,512	79,384
Ending Balance	8,123,860	9,862,313	8,929,305
Factory, office and other equipment
Leases
Beginning balance	143,757	131,696
Depreciation charge for the year	(129,311)	(85,592)
Additions to right-of-use assets	114,610	97,652
Ending Balance	€ 129,055	€ 143,757	€ 131,696
Maximum | Property and equipment.
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease, lease term	10 years